Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ (147)	$ 28,491
Recognized in net earnings	35,759	(27,959)
Recognized in other comprehensive income	(750)
Acquisition		964
Foreign exchange	6,030	(1,643)
Ending Balance	40,892	(147)
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	358,170	228,005
Recognized in net earnings	(18,441)	125,195
Acquisition		9,865
Foreign exchange	18,186	(4,895)
Ending Balance	357,915	358,170
Partnership Deferrals [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	0	21,768
Recognized in net earnings	0	(21,768)
Ending Balance	0	0
Other Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	6,510	0
Recognized in net earnings	(486)	5,816
Acquisition		694
Foreign exchange	4	0
Ending Balance	6,028	6,510
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(332,192)	(198,461)
Recognized in net earnings	45,831	(127,433)
Recognized in other comprehensive income	(750)
Acquisition		(9,358)
Foreign exchange	(11,288)	3,060
Ending Balance	(298,399)	(332,192)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	928	0
Recognized in net earnings	(341)	928
Ending Balance	587	928
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(21,598)	(15,765)
Recognized in net earnings	5,122	(6,002)
Foreign exchange	(423)	169
Ending Balance	(16,899)	(21,598)
Other Deferred Tax Assets [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(11,965)	(7,056)
Recognized in net earnings	4,074	(4,695)
Acquisition		(237)
Foreign exchange	(449)	23
Ending Balance	$ (8,340)	$ (11,965)